Related Party Transactions - Sale of Vessel to KNOT (Details) - KNOT Shuttle Tankers 20 AS - Dan Cisne $ in Thousands	Sep. 03, 2024 USD ($)
Related Party Transaction
Percentage of asset sold	100.00%
KNOT
Related Party Transaction
Percentage of asset sold	100.00%
Sale price	$ 30,000
Net gain	700
Sales related costs	$ 30